Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Miscellaneous non-current liabilities [abstract]
Summary of Other Liabilities

As at December 31,	2021	2020
Pension and Other Post-Employment Benefit Plans	288	91
Provision for West White Rose Expansion Project (1)	259	—
Provisions for Onerous and Unfavourable Contracts	99	39
Employee Long-Term Incentives	74	33
Drilling Provisions	56	—
Deferred Revenue	41	—
Other	112	18
	929	181
(1)     Relates to the long-term liability related to the 69 percent working interest in the West White Rose Expansion Project acquired through the Arrangement.

Schedule of Deferred Revenue	In accordance with the terms of the agreement, the purchaser has until the end of the agreement to take these volumes.

Total
As at December 31, 2020	—
Acquisition	37
Take-or-Pay Payments Received	4
As at December 31, 2021	41